Other provisions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other provisions
31. Other provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee related provisions £m	Other provisions £m	Total £m
At 1 January 2020	198	505	387	201	1,291
Exchange adjustments	(12)	4	4	(3)	(7)
Charge for the year	234	746	64	102	1,146
Reversed unused	(3)	(96)	(21)	(7)	(127)
Unwinding of discount	1	2	—	—	3
Utilised	(98)	(287)	(99)	(44)	(528)
Reclassifications and other movements	—	18	(9)	4	13
Transfer to Pension obligations	—	(32)	—	—	(32)

At 31 December 2020	320	860	326	253	1,759

To be settled within one year	279	634	63	76	1,052
To be settled after one year	41	226	263	177	707

At 31 December 2020	320	860	326	253	1,759

Legal and other disputes
The Group is involved in a substantial number of legal and other disputes, including notification of possible claims, as set out in Note 46 ‘Legal proceedings’. Provisions for legal and other disputes include amounts relating to product liability, anti-trust, government investigations, contract terminations and self insurance.
The net charge for the year of £231 million (including reversals and estimated insurance recoveries) primarily related to provisions for product liability cases, commercial disputes and various other government investigations.
The discount on the provisions increased by £1 million in 2020 (2019 – increased by £3 million). The discount was calculated using risk-adjusted projected cash flows and risk-free rates of return.
In respect of product liability claims related to certain products, provision is made when there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover unasserted claims. The ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations and possible settlement negotiations.
It is in the nature of the Group’s business that a number of these matters may be the subject of negotiation and litigation over many years. Litigation proceedings, including the various appeal procedures, often take many years to reach resolution, and out-of-court
settlement discussions can also often be protracted. Indemnified disputes will result in a provision charge and a corresponding receivable.

The Group is in potential settlement discussions in a number of the disputes for which amounts have been provided and, based on its current assessment of the progress of these disputes, estimates that £279 million of the amount provided at 31 December 2020 will be settled within one year. At 31 December 2020, it was expected that £13 million (2019 – £9 million) of the provision made for legal and other disputes will be reimbursed by third parties. For a discussion of legal issues, see Note 46, ‘Legal proceedings’.
Major restructuring programmes
During 2020, the Group had four major restructuring programmes in progress: the Combined restructuring and integration programme, which is now substantially complete, the 2018 Major restructuring programme, the Consumer Healthcare Joint Venture integration programme and the Separation Preparation programme. The programmes are focused primarily on simplifying supply chain processes, rationalising the Group’s manufacturing network, restructuring the Pharmaceuticals commercial operations, integrating the Pfizer consumer healthcare business and preparing for the separation of GSK into two new companies.
Restructuring provisions primarily include severance costs when management has made a formal decision to eliminate certain positions and this has been communicated to the groups of employees affected and appropriate consultation procedures completed, where appropriate. No provision is made for staff severance payments that are paid immediately.
Pension augmentations arising from staff redundancies of £32 million (2019 – £47 million) have been charged during the year and then transferred to the pensions obligations provision. £24 million relates to defined benefit plans and £8 million relates to defined contribution schemes as shown in Note 30, ‘Pensions and other post-employment benefits’.

Employee related provisions
Employee related provisions include obligations for certain medical benefits to disabled employees and their spouses in the US. At 31 December 2020, the provision for these benefits amounted to £77 million (2019 – £85 million). Other employee benefits reflect a variety of provisions for severance costs, jubilee awards and other long-service benefits. Given the nature of these provisions, the amounts are likely to be settled over many years.
Other provisions
Included in other provisions are insurance provisions of £13 million (2019 – £14 million), and a number of other provisions including vehicle insurance and regulatory matters.